Hedge accounting	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about hedged items [abstract]
Hedge accounting	Hedge accounting
The Group has three types of hedge relationships: hedge of net investment in foreign operations, fair value hedge and cash flow hedge. For hedge accounting purposes, the risk factors measured by the Group are:
•Interest Rate: Risk of volatility in transactions subject to interest rate variations;
•Currency: Risk of volatility in transactions subject to foreign exchange variation;
•Stock Grant Charges: Risk of volatility in XP Inc stock prices, listed on NASDAQ.
The structure of risk limits is extended to the risk factor level, where specific limits aim at improving the monitoring and understanding processes, as well as avoiding concentration of these risks.
The structures designed for interest rate and exchange rate categories take into account total risk when there are compatible hedging instruments. In certain cases, management may decide to hedge a risk for the risk factor term and limit of the hedging instrument.
a)    Hedge of net investment in foreign operations
The objective of the Group was to hedge the risk generated by the US$ variation from investments in our subsidiaries in the United States, XP Holding International LLC. and XP Advisory US. The Group has entered into future contracts to protect against changes in future cash flows and exchange rate variation of net investments in foreign operations.
The Group undertakes risk management through the economic relationship between hedge instruments and hedged items, in which it is expected that these instruments will move in opposite directions, in the same proportions, with the aim of neutralizing the risk factors.

	Hedged item			Hedge instrument
	Book Value		Variation in value recognized in Other comprehensive income	Notional value	Variation in the amounts used to calculate hedge ineffectiveness
	Assets	Liabilities
Strategies	2024

Foreign exchange risk
Hedge of net investment in foreign operations	675,168	—	136,598	708,102	(138,777)
Total	675,168	—	136,598	708,102	(138,777)

	2023

Foreign exchange risk
Hedge of net investment in foreign operations	450,853	—	(34,603)	446,442	41,235
Total	450,853	—	(34,603)	446,442	41,235

	2022

Foreign exchange risk
Hedge of net investment in foreign operations	395,594	—	(17,281)	414,043	18,480
Total	395,594	—	(17,281)	414,043	18,480
b)    Fair value hedge
The Group’s fair value strategy consists of hedging the exposure to variation in fair value on the receipt, payment of interests and exchange variation on assets and liabilities.
The group applies fair value hedges as follows:
•Hedging the exposure of fixed income securities carried out through structured notes. The market risk hedge strategy involves avoiding temporary fluctuations in earnings arising from changes in the interest rate market in Reais. Once this risk is offset, the Group seeks to index the portfolio to the CDI, through the use of derivatives (DI1 Futuro). The hedge is contracted in order to neutralize the total exposure to the market risk of the fixed-income funding portfolio, excluding the portion of the fixed-income compensation represented by the credit spread of Banco XP S.A., seeking to obtain the closest match deadlines and volumes as possible.
•Hedging to protect the change in the fair value of the exchange and interest rate risk of the component of future cash flows arising from the XP Inc bond issued (financial liability) recognized in the balance sheet of XP Inc in July 2021 by contracting derivatives.
•Hedging the exposure of fixed-income securities carried out through sovereign bonds issued by Brazilian government in BRL through the use of derivatives. The strategy involves avoiding temporary fluctuations in statements of income arising from changes in the interest rate market. The hedge is contracted in order to neutralize the exposure arising from the risk-free portion of the fixed-income securities, excluding the portion of the securities’ remuneration represented by the credit spread.
•Hedging the exposure to fixed interest rates in BRL arising from the payroll loans portfolio through the use of derivatives. The strategy involves avoiding temporary fluctuations in statements of income arising from changes in the interest rate market.
•Hedging the exposure to floating interest rates in BRL arising from loan operations indexed to IPCA (Brazilian inflation index) through the use of derivatives. The strategy involves avoiding temporary fluctuations in statements of income arising from changes in the interest rate market.
The effects of hedge accounting on the financial position and performance of the Group are presented below:

	Hedged item			Hedge instrument
	Book Value		Variation in value recognized in income	Notional value	Variation in the amounts used to calculate hedge ineffectiveness

	Assets	Liabilities
Strategies	2024

Interest rate and foreign exchange risk
Structured notes	—	17,671,952	2,727,761	18,273,237	(2,817,265)
Issued bonds	—	2,612,153	(779,318)	2,544,997	861,368
Brazilian sovereign bonds	24,728,299	—	(384,453)	24,624,210	372,940
Payroll loans	842,210	—	(31,328)	850,579	29,466
Loan operations	2,381,358	—	(17,669)	2,377,504	16,600
Total	27,951,867	20,284,105	1,514,993	48,670,527	(1,536,891)

	Hedged item			Hedge instrument
	Book Value		Variation in value recognized in income	Notional value	Variation in the amounts used to calculate hedge ineffectiveness
	Assets	Liabilities
Strategies	2023

Interest rate and foreign exchange risk
Structured notes	—	16,593,439	(816,142)	16,702,984	849,160
Issued bonds	—	3,542,258	131,181	3,379,798	(189,189)
Total	—	20,135,697	(684,961)	20,082,782	659,971
c) Cash flow hedge
In March 2022, XP Inc recorded a new hedge structure, in order to neutralize the impacts of XP share price variation on highly probable labor tax payments related to share-based compensation plans using SWAP-TRS contracts. The transaction has been elected for hedge accounting and classified as cash flow hedge in accordance with IFRS 9. Labor tax payments are due upon delivery of shares to employees under share-based compensation plans and are directly related to share price at that time.
The effects of hedge accounting on the financial position and performance of the Group are presented below:

	Hedged item			Hedge instrument
	Book Value		Variation in value recognized in Other comprehensive income	Notional value	Variation in the amounts used to calculate hedge ineffectiveness
	Assets	Liabilities
Strategies	2024

Market price risk
Long term incentive plan taxes	—	234,310	205,701	206,068	(198,386)
Total	—	234,310	205,701	206,068	(198,386)

	Hedged item			Hedge instrument
	Book Value		Variation in value recognized in Other comprehensive income	Notional value	Variation in the amounts used to calculate hedge ineffectiveness
	Assets	Liabilities
Strategies	2023

Market price risk
Long term incentive plan taxes	—	414,315	(59,517)	438,765	70,906
Total	—	414,315	(59,517)	438,765	70,906
The table below presents, for each risk factor and hedging instruments categories, the nominal value and the adjustments to the fair value of the hedging instruments and the book value of the hedged object:

	2024
	Notional amount	Book value		Variation in fair value used to calculate hedge ineffectiveness	Hedge ineffectiveness recognized in income
Hedge Instruments		Assets	Liabilities

Interest rate risk
Futures	48,535,725	27,951,867	20,150,635	(1,589,844)	(20,755)
Foreign exchange risk
Futures	842,904	675,168	133,470	(85,824)	(3,322)
Market price risk
Swaps	206,068	—	234,310	(198,386)	7,315

	2023
	Notional amount	Book value		Variation in fair value used to calculate hedge ineffectiveness	Hedge ineffectiveness recognized in income
Hedge Instruments		Assets	Liabilities

Interest rate risk
Futures	19,859,217	—	19,896,226	675,035	(19,807)
Foreign exchange risk
Futures	670,007	450,853	239,472	26,171	1,449
Market price risk
Swaps	438,765	—	414,315	70,906	11,389
The table below presents, for each strategy, the notional amount and the fair value adjustments of hedging instruments and the book value of the hedged item:

	December 31, 2024			December 31, 2023			December 31, 2022
	Hedge instruments		Hedge item	Hedge instruments		Hedge item	Hedge instruments		Hedge item
Strategies	Notional amount	Fair value adjustments	Book value	Notional amount	Fair value adjustments	Book value	Notional amount	Fair value adjustments	Book value

Hedge of fair value	48,670,527	(1,536,891)	1,514,993	20,082,782	659,971	(684,961)	17,887,369	(932,486)	887,138
Hedge of net investment in foreign operations	708,102	(138,777)	136,598	446,442	41,235	(34,603)	414,043	18,480	(17,252)
Hedge of cash flow	206,068	(198,386)	205,701	438,765	70,906	(59,517)	261,818	(348,248)	346,900
Total	49,584,697	(1,874,054)	1,857,292	20,967,989	772,112	(779,081)	18,563,230	(1,262,254)	1,216,786
The table below shows the breakdown of notional value by maturity of the hedging strategies:

	2024
	0-1 year	1-2 years	2-3 years	3-4 years	4-5 years	5-10 years	Over 10 years	Total
Hedge of fair value	12,547,147	15,169,533	11,423,467	3,203,777	2,556,701	941,397	2,828,505	48,670,527
Hedge of net investment in foreign operations	708,102	—	—	—	—	—	—	708,102
Hedge of cash flow	206,068	—	—	—	—	—	—	206,068
Total	13,461,317	15,169,533	11,423,467	3,203,777	2,556,701	941,397	2,828,505	49,584,697

	2023
	0-1 year	1-2 years	2-3 years	3-4 years	4-5 years	5-10 years	Over 10 years	Total
Hedge of fair value	696,906	1,653,677	6,001,602	6,920,470	2,888,836	1,921,291	—	20,082,782
Hedge of net investment in foreign operations	400,918	45,524	—	—	—	—	—	446,442
Hedge of cash flow	438,765	—	—	—	—	—	—	438,765
Total	1,536,589	1,699,201	6,001,602	6,920,470	2,888,836	1,921,291	—	20,967,989

	2022
	0-1 year	1-2 years	2-3 years	3-4 years	4-5 years	5-10 years	Over 10 years	Total
Hedge of fair value	229,368	707,421	2,773,333	5,913,477	5,930,291	2,333,479	—	17,887,369
Hedge of net investment in foreign operations	381,958	—	32,085	—	—	—	—	414,043
Hedge of cash flow	261,818	—	—	—	—	—	—	261,818
Total	873,144	707,421	2,805,418	5,913,477	5,930,291	2,333,479	—	18,563,230